Equity based compensation (Details) - Vermilion incentive plan [Member] - Awards Awards in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Equity Based Compensation [Line Items]
Opening balance	1,685	1,738
Granted	932	563
Vested	(520)	(539)
Forfeited	(166)	(77)
Closing balance	1,931	1,685